NATURE AND CONTINUANCE OF OPERATIONS	12 Months Ended
Nov. 30, 2018
Nature And Continuanve Of Operations [Abstract]
NATURE AND CONTINUANCE OF OPERATIONS
1.	NATURE AND CONTINUANCE OF OPERATIONS

Liquid Media Group Ltd. (“Liquid” or the “Company”), formerly Leading Brands Inc. (“LBIX”), is the parent company of Liquid Media Group (Canada) Ltd. (“Liquid Canada”), formerly Liquid Media Group Ltd. The Company is a media and entertainment company connecting mature production companies into a vertically integrated global studio, producing content for all platforms including film, TV, gaming and virtual reality. The head office of the Company is Suite 1000 – 409 Granville Street, Vancouver, British Columbia, V6C 1T2. The Company’s shares trade on the Nasdaq Stock Market (“Nasdaq”) under the trading symbol “YVR”.

On August 9, 2018, the Company announced the successful closing of the proposed business combination with Liquid Canada by way of plan of arrangement under the Business Corporations Act (British Columbia) (the "Arrangement"). Pursuant to the Arrangement, Liquid Canada was acquired by and became a wholly-owned subsidiary of LBIX. As part of the Arrangement, on August 10, 2018, LBIX changed its name to Liquid Media Group Ltd. and Liquid Canada changed its name to Liquid Media Group (Canada) Ltd. At the time of completion of the Arrangement, LBIX had 1,848,980 common shares issued and outstanding which included 1,288,497 common shares issued to former Liquid Canada shareholders, representing 69.69% of the Company’s issued and outstanding shares. Initially, the common shares of the Company issued in connection with the Arrangement were listed on NASDAQ under the ticker symbol “LBIX”. Effective August 10, 2018, the trading symbol of LBIX was changed to “YVR”.

Upon closing of the transaction, the shareholders of Liquid Canada owned 69.69% of the common shares of the Company, and as a result, the transaction is considered a reverse acquisition of the Company by Liquid Canada. All previous common shares and warrants were exchanged at a ratio of one share of Liquid Canada for 0.5741 of LBIX (“Conversion Rate”). For accounting purposes, Liquid Canada is considered the acquirer and the Company, the acquiree. Accordingly, the consolidated financial statements are in the name of Liquid Media Group Ltd; however, they are a continuation of the financial statements of Liquid Canada (Note 3).

In October 2018, the Company completed a share consolidation on the basis of one new post-consolidation common share for every five pre-consolidation common shares. All current and comparative references to the number of common shares, weighted average number of common shares, loss per share, stock options, and warrants have been restated to give effect to this share consolidation.

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. As at November 30, 2018, the Company has generated losses since inception and has an accumulated deficit of $10,860,401 (2017 - $3,322,652) and is in default under a loan agreement (Note 14). The continued operations of the Company are dependent on its ability to generate future cash flows or obtain additional financing. Management is of the opinion that it does have sufficient working capital to meet the Company’s liabilities and commitments as they become due for the upcoming 12 months. There is a risk that additional financing will not be available on a timely basis or on terms acceptable to the Company. These consolidated financial statements do not reflect any adjustments that may be necessary if the Company is unable to continue as a going concern.